Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements of Comprehensive Income/(Loss)
Loss for the period	SFr (16,833)	SFr (40,622)	SFr (34,346)
Items that may be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	(8)	16	(16)
Total comprehensive loss (net of tax)	SFr (16,841)	SFr (40,606)	SFr (34,362)